Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of consolidation
3.1.	Basis of consolidation
(i)	Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Details are as follows:

Name of subsidiary	Principal activities	Country of incorporation/ Principal place of business	Ownership interest December 31, 2025	Ownership interest December 31, 2024
			%	%
HGHC 1 Corp.	Holding Company	Cayman Islands	100%	100%
HGHC 2 Corp.	Holding Company	Cayman Islands	100%	100%
JVSPAC Acquisition Corp.	Holding Company	The British Virgin Islands	100%	-
Hotel101 Global Pte. Ltd.	Holding Company	Singapore	100%	-
Held by Hotel101 Global and subsidiaries
Hotel101 Japan One Pte. Ltd.	Holding Company	Singapore	100%	-
Hotel101 Japan Two Pte. Ltd.	Holding Company	Singapore	100%	-
Hotel101 Marketing Pte. Ltd.	Marketing Company	Singapore	100%	-
Hotel101 Marketing HK Limited	Marketing Company	Hong Kong	100%	-
Hotel101 Marketing Japan GK	Marketing Company	Japan	100%	-
H101 Marketing Mexico, S.A. de C.V.	Marketing Company	Mexico	100%	-
Hotel101 EU SARL	Holding Company	Luxembourg	100%	-
Hotel101 Madrid, S.L.U.	Hotel Developer	Spain	100%	-
Hotel101 Spain Management, S.L.U.	Hotel Management	Spain	100%	-
Hotel101 LA Holdings LLC	Holding Company	USA	100%	-
Hotel101 Los Angeles LLC	Hotel Developer	USA	100%	-
Hotel101 Japan Management Kabushiki Kaisha	Hotel Management	Japan	100%	-
Hotel101 Japan Two Pte. Ltd. - Japan Branch	Holding Company	Japan	100%	-
Tokutei Mokuteki Kaisha Hotel101 Niseko	Hotel Developer	Japan	100%	-
Hotel101 Marketing Pte. Ltd. - Dubai Branch - Rep. Office Niseko	Marketing Company	UAE	100%	-
Hotel101 Marketing Pte. Ltd. - Taiwan Branch - Rep. Office Niseko	Marketing Company	Taiwan	100%	-
Hotel101 (Cambodia) Co., Ltd.	Hotel Developer	Cambodia	100%	-
Hotel101 Australia Pty. Ltd.	Holding Company	Australia	100%	-
Hotel101 Melbourne Development Pty. Ltd.	Hotel Developer	Australia	100%	-
Hotel101 Melbourne Pty. Ltd.	Hotel Developer	Australia	100%	-

On April 8, 2024, the Company signed an Agreement and Plan of Merger with JVSPAC and the Company’s related parties. On September 3, 2024, the Company signed an Amendment to Agreement and Plan of Merger to amend for DD to transfer 40% of the total issued share capital of HOA to Hotel101 Global in exchange for ordinary shares, refer to Note 1, 4 and 6. Effective June 30, 2025 the Business Combination was completed.

(ii)	Loss of control

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary, and any related non-controlling interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

(iii)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency
3.2.	Foreign currency
(i)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items in foreign currencies that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction. Foreign currency differences arising on translation are recognized in profit or loss.

(ii) Foreign operations

The assets and liabilities of foreign operations are translated to United States dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated to United States dollars at exchange rates at the dates of the transactions or average exchange rates during the year.

The foreign currency translation reserve comprises foreign currency differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from the presentation currency of the Group for the financial period.

Foreign currency differences are recognized in other comprehensive income and presented in the foreign currency translation reserve in equity. However, if the foreign operation is a non-wholly-owned subsidiary, then the relevant proportionate share of the translation difference is allocated to the non-controlling interests. When a foreign operation is disposed of such that control or significant influence is lost, the cumulative amount in the foreign currency translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. When the Group disposes of only part of its interest in a subsidiary that includes a foreign operation while retaining control, the relevant proportion of the cumulative amount is reattributed to non-controlling interests. When the Group disposes of only part of its investment in an associate that includes a foreign operation while retaining significant influence, the relevant proportion of the cumulative amount is reclassified to profit or loss.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely to occur in the foreseeable future, foreign exchange gains and losses arising from such a monetary item that are considered to form part of a net investment in a foreign operation are recognized in other comprehensive income, and are presented in the foreign currency translation reserve in equity.

Property and equipment
3.3.	Property and equipment
(i)	Recognition and measurement

Items of property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition of the asset.

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

If significant parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

The gain or loss on disposal of an item of property and equipment is recognized net in profit or loss.

(ii)	Subsequent costs

The cost of replacing a component of an item of property and equipment is recognized in the carrying amount of the item if it is probable that future economic benefits embodied within the component will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced component is derecognized.

The costs of the day-to-day servicing of property and equipment are recognized in profit or loss as incurred.

(iii)	Depreciation

Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Depreciation is recognized as an expense in profit or loss on a straight-line basis over the estimated useful lives of each component of an item of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term.

The estimated useful lives for the current period are as follows:

Leasehold improvements	shorter of useful life or lease term
Office equipment	5 years
Office unit	64 years

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Investment in Associate
3.4.	Investment in Associate

An associate is an entity in which the Group has significant influence. Significant influence is the power to participate in the financial and operating policies of the investee but is not control or joint control over those policies. The Group’s investment in associates is accounted for using the equity method.

Under the equity method, the investment in associates is initially recognized at cost. The carrying amount of the investment is adjusted to recognize the changes in the Group’s share of net assets of the associate since the acquisition date.

The Group discontinues applying the equity method when their investments in investee companies are reduced to zero. Accordingly, additional losses are not recognized unless the Group has guaranteed certain obligations of the investee companies. When the investee companies subsequently report net income, the Group will resume applying the equity method but only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

Leases
3.5.	Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

As a lessee

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property, the Group has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease terms of right-of-use assets are as follows:

Office premise	3 to 5 years
Showroom	2 to 5 years

The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the lessee’s incremental borrowing rate. Generally, the Group uses the lessee’s incremental borrowing rate as the discount rate.

The Group determines the lessee’s incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments.
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date; and
●	the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Where the basis for determining future lease payments changes as required by interest rate benchmark reform, the Group remeasures the lease liability by discounting the revised lease payments using the revised discount rate that reflects the change to an alternative benchmark interest rate.

The Group presents right-of-use assets in ‘property and equipment’ and lease liabilities in the statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Financial instruments
3.6.	Financial instruments
i.	Recognition and initial measurement

Non-derivative financial assets and financial liabilities

Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

ii.	Classification and subsequent measurement

Non-derivative financial assets

On initial recognition, a financial asset is classified as measured at amortized cost.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

Financial assets at amortized cost

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets: Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed, and information is provided to management.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.

The business model of the Group is as follows:

Held to collect

The Group holds financial assets which arise from its property development business and hotel operations. The objective of the business model for these financial instruments is to collect the amounts due from the Group’s receivables and to earn contractual interest income on the amounts collected.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.

Non-derivative financial assets: Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

●	contingent events that would change the amount or timing of cash flows;
●	terms that may adjust the contractual coupon rate, including variable rate features;
●	prepayment and extension features; and
●	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a significant discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant on initial recognition.

Non-derivative financial assets: Subsequent measurement and gains and losses

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Finance income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Non-derivative financial liabilities: Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost. These financial liabilities are initially measured at fair value less directly attributable transaction costs. They are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss.

iii.	Derecognition

Financial assets

The Group derecognizes a financial asset when:

●	the contractual rights to the cash flows from the financial asset expire; or

Transferred assets are not derecognized when the Group enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets.

Financial liabilities

The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expired. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Interest rate benchmark reform

When the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changed as a result of interest rate benchmark reform, the Group updates the effective interest rate of the financial asset or financial liability to reflect the change that is required by the reform. No immediate gain or loss is recognized.

A change in the basis for determining the contractual cash flows is required by interest rate benchmark reform if the following conditions are met:

●	the change is necessary as a direct consequence of the reform; and
●	the new basis for determining the contractual cash flows is economically equivalent to the previous basis — i.e. the basis immediately before the change

When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, the Group first updates the effective interest rate of the financial asset or financial liability to reflect the change that is required by interest rate benchmark reform. After that, the Group applies the policies on accounting for modifications to the additional changes.

iv.	Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

v.	Cash and cash equivalents

Cash and cash equivalents comprises of cash on hand and cash in bank used by the Group in the management of its commitments.

vi.	Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects. Income tax relating to transactions costs of an equity transaction is accounted for in accordance with IAS 12.

Stock Compensation expense

Stock compensation expense relates to key executive shares (KES) of the Company issued as part of the business combination. KES are measured at the fair market value of the underlying stock at the grant date and the expense is recognized over the requisite service period.

Development properties
3.7.	Development properties

Development properties are properties that are acquired and developed or constructed for sale in the ordinary course of business, rather than to be held for rental or capital appreciation.

Development properties are measured at the lower of cost and net realizable value. Cost includes acquisition costs, development expenditure and other costs directly attributable to the development activities.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and estimated costs to make the sale. The write-down to net realizable value is presented as allowance for foreseeable losses, if any.

Impairment
3.8.	Impairment
i.	Non-derivative financial assets

The Group recognises loss allowances for expected credit loss (“ECLs”) on financial assets measured at amortized cost (“cash and cash equivalents” and “receivables”).

Loss allowances of the Group are measured on either of the following bases:

●	12-month ECLs: these are ECLs that result from default events that are possible within the 12 months after the reporting date (or for a shorter period if the expected life of the instrument is less than 12 months); or
●	Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

Simplified approach

The Group applies the simplified approach to provide for ECLs for all trade receivables. The simplified approach requires the loss allowance to be measured at an amount equal to lifetime ECLs.

General approach

The Group applies the general approach to provide for ECLs on all other financial instruments. Under the general approach, the loss allowance is measured at an amount equal to 12-month ECLs at initial recognition.

At each reporting date, the Group assesses whether the credit risk of a financial instrument has increased significantly since initial recognition. When credit risk has increased significantly since initial recognition, loss allowance is measured at an amount equal to lifetime ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and includes forward-looking information.

If credit risk has not increased significantly since initial recognition or if the credit quality of the financial instruments improves such that there is no longer a significant increase in credit risk since initial recognition, loss allowance is measured at an amount equal to 12-month ECLs.

The Group considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held).

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of ECLs

ECLs are probability-weighted estimates or credit losses. Credit losses are measured at the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Evidence that a financial asset is credit-impaired includes the following observable data:

●	significant financial difficulty of the borrower;
●	a breach of contract such as a default;
●	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;
●	it is probable that the borrower will enter bankruptcy or other financial reorganization; or
●	the disappearance of an active market for a security because of financial difficulties.

Presentation of allowance for ECLs in the statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of these assets.

Write-off

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

ii.	Non-financial assets

The carrying amounts of the Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. An impairment loss is recognized if the carrying amount of an asset or its related cash-generating unit (“CGU”) exceeds its estimated recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs.

Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation, if no impairment loss had been recognized.

Employee benefits
3.9.	Employee benefits
i.	Defined contribution plans

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the periods during which services are rendered by employees.

ii.	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Provisions
3.10.	Provisions

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Revenue Recognition
3.11.	Revenue Recognition

The Group recognizes revenue from contracts with customers when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. Revenues exclude value-added tax (“VAT”) and other fees collected on behalf of other parties.

The transfer of control can occur over time or at a point in time. Revenue is recognized at a point in time unless one of the following criteria is met, in which case it is recognized over time: (a) the customer simultaneously receives and consumes the benefits as the Group performs its obligations; (b) the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (c) the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

The Group assesses its revenue arrangements to determine if it is acting as principal or agent. The Group has generally concluded that it is the principal in its revenue arrangements.

Real Estate Sales

Revenue from the sale of these development properties under pre-completion stage are recognized over time during the construction period (or percentage of completion) since based on the terms and conditions of its contract with the buyers, the Group’s performance does not create an asset with an alternative use and the Group has an enforceable right to payment for performance completed to date.

In measuring the progress of its performance obligation over time, the Group uses the output method. The Group recognizes revenue on the basis of direct measurements of the value to customers of the goods or services transferred to date, relative to the remaining goods or services promised under the contract. Progress is measured using surveys of performance completed to date. This is based on the monthly project accomplishment report prepared by the third party contractor, reviewed by the construction manager, if there is any for the project, and approved by the Company which integrates the surveys of performance to date of the construction activities for both sub-contracted and those that are fulfilled by the developer itself.

Repossessed property arising from sales cancellation is recognized at its fair value less cost to repossess. Upon repossession, the difference between the carrying amount of the receivable to be derecognized and the fair value of the repossessed property less repossession cost will be recognized in profit or loss.

Rental Income

Rental income (net of any lease incentives) is recognized on a straight-line basis over the lease term. Contingent rentals, which include gross turnover rental, are recognized as income in the accounting period in which it is earned and the amount can be reliably measured.

Other Income

Other income consists of income other than those generated from its ordinary course of business such as other charges and processing fees to buyers incidental to the Company’s operations. This is recognized when earned.

Cost and Expense Recognition
3.12.	Cost and Expense Recognition

Costs and expenses are recognized when they are incurred and are reported in the consolidated financial statements in the periods to which they relate.

Cost Recognition of Real Estate Sales

The Group recognizes costs relating to satisfied performance obligations as these are incurred taking into consideration the contract fulfillment assets. These include costs of land, construction, and development costs, professional fees, permits and licenses. These costs are allocated to the saleable area, with the portion allocable to the sold area being recognized as costs of sales while the portion allocable to the unsold area being recognized as part of development properties.

Expenses are also recognized when a decrease in future economic benefit related to a decrease in an asset or an increase in a liability that can be measured reliably has arisen. Expenses are recognized on the basis of a direct association between costs incurred and the earning of specific items of income; on the basis of systematic and rational allocation procedures when economic benefits are expected to arise over several accounting periods and the association can only be broadly or indirectly determined; or immediately when an expenditure produces no future economic benefits or when, and to the extent that future economic benefits do not qualify, or cease to qualify, for recognition as an asset.

Contract Balances
3.13.	Contract Balances

Receivables

A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due).

Contract Assets

A contract asset is the right to consideration for performance completed to date that is conditional on an event other than the passage of time. The contract assets are transferred to trade receivables when the rights become unconditional.

Contract Liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

Costs to Obtain Contract

The incremental costs of obtaining a contract with a customer are recognized as an asset if the Group expects to recover them. The Group has determined that commissions paid to brokers and marketing agents on the sale of pre-completed real estate units are recognized to other current assets when recovery is reasonably expected and are charged to expense in the period in which the related revenue is recognized as earned. Commission expense which did not qualify for capitalization is included in the “Selling and marketing expenses” account in the consolidated statements of comprehensive loss.

Costs incurred prior to obtaining contract with customer are not capitalized but are expensed as incurred.

Amortization, Derecognition and Impairment of Capitalized Costs to Obtain a Contract

The Group amortizes capitalized costs to obtain a contract over the expected construction period using percentage of completion following the pattern of real estate revenue recognition. The amortization is included within cost of real estate sales.

At each reporting date, the Group determines whether the cost to obtain a contract may be impaired. The Group estimates impairment as the excess of the carrying amount of the assets over the remaining amount of consideration that the Group expects to receive less the costs that relate directly to providing services that have not been recognized as expenses under the relevant contract. In determining the estimated amount of consideration, the Group uses the same principles as it does to determine the contract transaction price, except that any constraints used to reduce the transaction price will be removed for the impairment test and the amount is adjusted to reflect the customer’s credit risk.

Significant Financing Components

For contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year, the transaction price is adjusted for the time value money. The financing component is recognized within finance costs or finance income in the consolidated statements of comprehensive loss.

For contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer is less than one year, the Company has elected to apply the practical expedient and does not adjust the promised amount of consideration for the effects of a significant financing component. No portion of the contract consideration is reclassified as finance income for payments in arrears or finance costs for payments in advance.

Finance income and finance costs
3.14.	Finance income and finance costs

Finance income comprise of interest income from cash in bank is recognized as it accrues in profit or loss, using the effective interest method.

Finance costs comprise of interest expense on amount due to immediate holding company that are recognized in profit or loss. Interest expense is recognized using the effective interest method.

The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

●	the gross carrying amount of the financial asset; or
●	the amortized cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Tax
3.15.	Tax

Tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

The Group has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IFRS(I) 1-37 Provision, Contingent Liabilities and Contingent Assets.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.

Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognized for:

●	temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future; and
●	taxable temporary differences arising on the initial recognition of goodwill.

The measurement of deferred taxes reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognise a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised; such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Earnings per share
3.16.	Earnings per share

The Group presents basic and diluted loss per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, for the dilutive effect arising from the conversion of the non-redeemable convertible non-cumulative preference shares.

New Accounting Standards and Interpretations Not Yet Adopted
3.17.	New Accounting Standards and Interpretations Not Yet Adopted

The standards and amendments issued by the IASB that will have mandatory application in 2026 or subsequent years are listed below.

IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 - Presentation and Disclosure in Financial Statements, primarily in response to investors’ concerns about comparability and transparency of entities’ performance reporting. IFRS 18 replaces IAS 1 - Presentation of Financial Statements, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 - Financial Instruments: Disclosures. Furthermore, the IASB has made minor amendments to IAS 7 - Statement of Cash Flows and IAS 33 - Earnings Per Share.

IFRS 18 introduces new requirements to:

-	present specified categories and defined subtotals in the statement of profit or loss;
-	provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements, and
-	improve aggregation and disaggregation.

IFRS 18 is effective from January 1, 2027. The Group is evaluating the potential impact from the adoption of this standard and performing a detailed assessment to determine the appropriate classification of items to ensure that the operating profit subtotal will comply with the requirements of IFRS 18.

IFRS 19 - Subsidiaries without Public Accountability: Disclosures

In May 2024, the IASB issued IFRS 19 — Subsidiaries without Public Accountability: Disclosures, which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. In August 2025, the IASB issued amendments to IFRS 19 that will provide reduced disclosure requirements for new and amended IFRS Accounting Standards issued between February 2021 and May 2024 that were not considered when IFRS 19 was first issued.

The standard and amendments are effective on or after January 1, 2027 and earlier application is permitted. The Company is currently evaluating the impact of this standard on its financial statements.

Amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures, with the aim of addressing diversity in practice by making the requirements more understandable and consistent. The amendments: (a) clarify the date of recognition and derecognition of certain financial assets and liabilities, with a new exception for certain financial liabilities settled through an electronic cash transfer system to be derecognized before the settlement date if certain criteria are met; (b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; (c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as certain instruments with features linked to the achievement of environment, social and governance (ESG) targets), and (d) update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Company is currently evaluating the amendments to determine its impact on the Company’s disclosures.

Annual Improvements to IFRS Accounting Standards - Volume 11

In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards - Volume 11 which contains amendments to five standards as result of IASB’s annual improvements project. IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 - First-time Adoption of International Financial Reporting Standards, IFRS 7 - Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7; IFRS 9 - Financial Instruments; IFRS 10 - Consolidated Financial Statements, and IAS 7 — Statement of Cash Flows.

The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Company is currently evaluating the improvements to determine its impact on the Company’s financial statements.

Amendments to IAS 21 - The Effects of Changes in Foreign Exchange Rates

In November 2025, the IASB issued Amendments for translation to a hyperinflationary presentation currency which amended IAS 21 - The Effects of Changes in Foreign Exchange Rates, to clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one.

The amendments are effective on or after January 1, 2027 and earlier application is permitted. The Company is currently evaluating the amendments to determine its impact on the Company’s financial statements.